Loans and advances to customers - Summary of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 683,611	€ 647,313
Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	689,445	652,933
Loans and advances to customers | Accumulated impairments
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(5,833)	(5,621)
Loans and advances to public authorities | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	18,661	14,384
Residential mortgages | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	348,594	329,506
Other personal lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	36,797	36,571
Corporate Lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	285,393	272,472
Netherlands
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	192,197	180,099
Netherlands | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	193,007	180,928
Netherlands | Loans and advances to customers | Accumulated impairments
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(811)	(830)
Netherlands | Loans and advances to public authorities | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	1,888	1,070
Netherlands | Residential mortgages | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	119,191	112,145
Netherlands | Other personal lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	5,007	5,036
Netherlands | Corporate Lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	66,921	62,677
Rest of the world
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	491,415	467,214
Rest of the world | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	496,437	472,005
Rest of the world | Loans and advances to customers | Accumulated impairments
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	(5,023)	(4,791)
Rest of the world | Loans and advances to public authorities | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	16,773	13,314
Rest of the world | Residential mortgages | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	229,403	217,361
Rest of the world | Other personal lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	31,789	31,535
Rest of the world | Corporate Lending | Gross carrying amount
Disclosure of detailed information about financial instruments [line items]
Loans and advances to customers	€ 218,473	€ 209,795